Troubled Debt Restructuring (Detail) Number in Thousands, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018 USD ($) Number	Jun. 30, 2017 USD ($) Number	Jun. 30, 2018 USD ($) Number	Jun. 30, 2017 USD ($) Number	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number
Financing Receivable, Modifications [Line Items]
Total Modification		$ 103		$ 103
Commercial
Financing Receivable, Modifications [Line Items]
Number of Contracts | Number	0	0	0	0	2	1
Pre- Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0	$ 0	$ 40	$ 17
Post-Modification Outstanding Recorded Investment	0	0	0	0	40	17
Interest Only	0	0	0	0	0	0
Term	0	0	0	0	40	17
Combination	0	0	0	0	0	0
Total Modification	$ 0	$ 0	$ 0	$ 0	$ 40	$ 17
Commercial real estate
Financing Receivable, Modifications [Line Items]
Number of Contracts | Number	0	2	0	2	3	3
Pre- Modification Outstanding Recorded Investment	$ 0	$ 127	$ 0	$ 127	$ 208	$ 116
Post-Modification Outstanding Recorded Investment	0	103	0	103	188	116
Interest Only	0	0	0	0
Term	0	103	0	103	188	116
Combination	0	0	0	0	0	0
Total Modification	$ 0	$ 103	$ 0	$ 103	$ 188	$ 116
Residential
Financing Receivable, Modifications [Line Items]
Number of Contracts | Number	0	0	0	0
Pre- Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	0	0	0	0
Interest Only	0	0	0	0
Term	0	0	0	0
Combination	0	0	0	0
Total Modification	$ 0	$ 0	$ 0	$ 0
Installment
Financing Receivable, Modifications [Line Items]
Number of Contracts | Number	0	0	0	0
Pre- Modification Outstanding Recorded Investment	$ 0	$ 0	$ 0	$ 0
Post-Modification Outstanding Recorded Investment	0	0	0	0
Consumer
Financing Receivable, Modifications [Line Items]
Interest Only	0	0	0	0
Term	0	0	0	0
Combination	0	0	0	0
Total Modification	$ 0	$ 0	$ 0	$ 0